Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 2,104.8	€ 2,106.1
Intangible assets	2,472.3	2,472.9
Property, plant and equipment	584.5	591.1
Other non-current assets	7.9	8.6
Derivative financial instruments	0.4	4.3
Deferred tax assets	11.3	14.7
Total non-current assets	5,181.2	5,197.7
Current assets
Cash and cash equivalents	329.8	403.3
Inventories	462.5	441.5
Trade and other receivables	387.6	334.6
Current tax receivable	36.0	37.6
Derivative financial instruments	3.6	16.9
Total current assets	1,219.5	1,233.9
Total assets	6,400.7	6,431.6
Current liabilities
Trade and other payables	856.6	829.1
Current tax payable	221.4	226.7
Provisions	28.4	27.1
Loans and borrowings	27.5	26.0
Derivative financial instruments	14.3	14.4
Total current liabilities	1,148.2	1,123.3
Non-current liabilities
Loans and borrowings	2,123.8	2,151.4
Employee benefits	146.5	152.1
Other non-current liabilities	0.5	0.5
Provisions	2.6	2.7
Derivative financial instruments	76.0	46.4
Deferred tax liabilities	288.8	292.7
Total non-current liabilities	2,638.2	2,645.8
Total liabilities	3,786.4	3,769.1
Net assets	2,614.3	2,662.5
Equity attributable to equity holders
Share capital and capital reserve	1,268.5	1,316.4
Share based compensation reserve	25.6	26.2
Translation reserve	133.3	135.3
Other reserves	(26.1)	(14.9)
Retained earnings	1,213.0	1,199.5
Equity attributable to owners of parent	€ 2,614.3	€ 2,662.5